Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2019
Trade and other current receivables [abstract]
Schedule of trade and other receivables

	Years Ended June 30,
	2019	2018

Accrued interest income	2,129	12,680
R&D tax incentive receivable	4,825,270	3,125,775
Goods and services tax receivable	2,098	13,955
Total Trade and Other Receivables	4,829,497	3,152,410